Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Cost beginning	$ 134,514	$ 70,452
Additions	17	159
Acquisition of subsidiaries		205,322
Disposal of subsidiaries	(2)
Reclassified as held for sale	(63,575)
Exchange realignment	(502)	4,506
Cost ending	70,452	280,439
Accumulated depreciation beginning	487	860
Provided for the period	998	5,159
Disposal of subsidiaries	(1)
Reclassified as held for sale	(625)
Exchange realignment	1	(28)
Accumulated depreciation ending	860	5,991
Carrying values	69,592	274,448
Properties [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost beginning	134,490	70,430
Additions	17	48
Acquisition of subsidiaries		204,389
Disposal of subsidiaries
Reclassified as held for sale	(63,575)
Exchange realignment	(502)	4,504
Cost ending	70,430	279,371
Accumulated depreciation beginning	469	839
Provided for the period	995	5,100
Disposal of subsidiaries
Reclassified as held for sale	(625)
Exchange realignment		(16)
Accumulated depreciation ending	839	5,923
Carrying values	69,591	273,448
Computer Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost beginning	24	22
Additions		111
Acquisition of subsidiaries		758
Disposal of subsidiaries	(2)
Reclassified as held for sale
Exchange realignment		2
Cost ending	22	893
Accumulated depreciation beginning	18	21
Provided for the period	3	59
Disposal of subsidiaries	(1)
Reclassified as held for sale
Exchange realignment	1	(12)
Accumulated depreciation ending	21	68
Carrying values	1	825
Right-of-use assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost beginning
Additions
Acquisition of subsidiaries		175
Disposal of subsidiaries
Reclassified as held for sale
Exchange realignment
Cost ending		175
Accumulated depreciation beginning
Provided for the period
Disposal of subsidiaries
Reclassified as held for sale
Exchange realignment
Accumulated depreciation ending
Carrying values		$ 175